Item 1. Schedule of Investments:
--------------------------------
Putnam Pennsylvania Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam Pennsylvania Tax Exempt Income Fund
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The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

  AMBAC -- AMBAC Indemnity Corporation
  FGIC -- Financial Guaranty Insurance Company
  FSA -- Financial Security Assurance
  G.O. Bonds -- General Obligation Bonds
  MBIA -- MBIA Insurance Company
  Radian Insd. -- Radian Group Insured
  XLCA -- XL Capital Assurance

Municipal bonds and notes (99.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
Pennsylvania (94.3%)
-----------------------------------------------------------------------------------------------------------
     $5,000,000  Allegheny Cnty., G.O. Bonds, Ser. C-56,
                 FSA, 4 1/2s, 10/1/06                                             Aaa            $5,256,250
      2,250,000  Allegheny Cnty., Higher Ed. Bldg. Auth.
                 Rev. Bonds (Robert Morris College), Ser.
                 A, 6 1/4s, 2/15/26                                               Baa3            2,323,125
      2,450,000  Allegheny Cnty., Hosp. Dev. Auth. Rev.
                 Bonds (Children's Hosp.), MBIA, 5 3/8s,
                 7/1/17                                                           Aaa             2,783,813
                 Allegheny Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Env. Impt. - USX Corp.)
      2,555,000  6s, 1/15/14                                                      Baa1            2,746,625
        500,000  Ser. A, 5.6s, 9/1/30                                             Baa1              505,000
      2,000,000  Allegheny Cnty., Redev. Auth. Tax
                 Increment Rev. Bonds (Waterfront), Ser.
                 B, 6.4s, 12/15/18                                                BBB/P           2,212,500
      2,000,000  Allegheny Cnty., Sanitation Auth. Rev.
                 Bonds, MBIA, 5 1/2s, 12/1/30                                     Aaa             2,140,000
      1,250,000  Beaver Cnty., Indl. Dev. Auth. Poll.
                 Control Mandatory Put Bonds (Cleveland
                 Elec.), 3.75s, 10/1/08                                           Baa2            1,246,875
        735,000  Berks Cnty., Muni. Auth. Rev. Bonds
                 (Albright College), 5 3/8s, 10/1/28                              Baa3              724,894
        600,000  Blair Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Village at PA State Project), Ser. A,
                 7s, 1/1/34                                                       BB-/P             612,000
                 Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
      1,000,000  (Pennswood Village), 6s, 10/1/34                                 BBB+            1,033,750
      1,000,000  AMBAC, 5 1/2s, 9/15/17                                           Aaa             1,123,750
      2,250,000  Bucks Cnty., Indl. Dev. Auth. Solid
                 Waste Mandatory Put Bonds (Waste Mgmt.,
                 Inc.), 4.9s, 2/1/08                                              BBB             2,340,000
      1,750,000  Butler, Area School Dist. G.O. Bonds,
                 Ser. B, FGIC, 5 1/4s, 9/15/17                                    Aaa             1,990,625
      1,995,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-            2,162,081
        500,000  Chester Cnty., Hlth. & Ed. Fac. Auth.
                 Rev. Bonds (Jenners Pond, Inc.), 7 5/8s,
                 7/1/34                                                           BB-/P             511,250
        375,000  College Township, Indl. Dev. Auth. Rev.
                 Bonds (Nittany Valley Rehab. Hosp.), 7
                 5/8s, 11/1/07                                                    AAA/P             408,281
      1,010,000  Dauphin Cnty., G.O. Bonds, AMBAC, 5.1s,
                 11/15/18                                                         Aaa             1,070,600
      1,885,000  Dauphin Cnty., Hosp. Rev. Bonds
                 (Northwestern Med. Ctr.), 8 5/8s,
                 10/15/13                                                         AAA             2,044,641
      1,000,000  Dauphin Cnty., Indl. Dev. Auth. Wtr.
                 Rev. Bonds (Dauphin Cons. Wtr. Supply),
                 Ser. A, 6.9s, 6/1/24                                             A3              1,230,000
                 Delaware Cnty., College Auth. Rev. Bonds
      1,000,000  (Haverford College), 5 3/4s, 11/15/25                            AA              1,096,250
      2,355,000  (Neumann College), 5 1/8s, 10/1/11                               BBB-            2,458,031
      1,000,000  Delaware Cnty., Hosp. Auth. Rev. Bonds
                 (Crozer-Chester Med. Ctr.), 6s, 12/15/20                         Baa2            1,006,250
      2,450,000  Delaware Cnty., Indl. Dev. Auth.
                 Resource Recvy. Rev. Bonds, Ser. A,
                 6.1s, 7/1/13                                                     BBB             2,597,000
      1,130,000  Delaware River Joint Toll Bridge Rev.
                 Bonds, 5 1/4s, 7/1/20                                            A2              1,207,688
      3,000,000  Delaware Valley, Regl. Fin. Auth. Rev.
                 Bonds, Ser. B, AMBAC, 5.7s, 7/1/27                               Aaa             3,453,750
      1,000,000  Erie Cnty., Indl. Dev. Auth. Rev. Bonds,
                 4.9s, 11/1/09                                                    Baa2            1,071,250
      2,500,000  Erie, Swr. Auth. Rev. Bonds, Ser. B,
                 AMBAC, 5 1/8s, 6/1/20                                            Aaa             2,768,750
                 Erie-Western PA Port Auth. Rev. Bonds
        915,000  6 7/8s, 6/15/16                                                  BBB/P             976,763
      1,365,000  6 1/4s, 6/15/10                                                  BBB/P           1,487,850
      1,000,000  Exeter Twp., School Dist. G.O. Bonds,
                 FGIC, 5s, 5/15/23                                                Aaa             1,041,250
      1,500,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A-              1,520,625
      1,000,000  Lancaster, Higher Ed. Auth. Rev. Bonds
                 (Franklin & Marshall College), Ser. A, 5
                 1/4s, 4/15/14                                                    A1              1,102,500
      1,285,000  Langhorne Manor Boro, Higher Edl. &
                 Hlth. Auth. Rev. Bonds (Woods Svcs.),
                 Radian Insd., 5.1s, 11/15/21                                     AA              1,334,794
      1,500,000  Latrobe, Indl. Dev. Auth. Rev. Bonds
                 (St. Vincent College), 5.7s, 5/1/31                              Baa1            1,539,375
      2,000,000  Lebanon Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Good Samaritan Hosp.), 6s,
                 11/15/35                                                         Baa1            2,035,000
                 Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds (Lehigh Valley Hosp. Hlth.
                 Network)
      3,000,000  Ser. A, 5 1/4s, 7/1/32                                           A2              2,985,000
      1,950,000  FSA, 5 1/4s, 7/1/16                                              Aaa             2,140,125
                 Lehigh Cnty., Indl. Dev. Auth. Poll.
                 Control Rev. Bonds (PA Pwr. & Lt. Co.)
     13,675,000  Ser. B, MBIA, 6.4s, 9/1/29                                       Aaa            14,016,875
      3,000,000  Ser. A, MBIA, 5 1/2s, 2/15/27                                    Aaa             3,067,620
      4,655,000  McKeesport, Area School Dist. G.O.
                 Bonds, MBIA, zero %, 10/1/18                                     Aaa             2,496,244
                 Montgomery Cnty., Indl. Auth. Resource
                 Recvy. Rev. Bonds
      2,175,000  (Montenay Resource Recvy.), Ser. A,
                 MBIA, 5 1/4s, 11/1/14                                            Aaa             2,484,938
      1,465,000  (Montenay Resource Recvy. Project), Ser.
                 A, MBIA, 5s, 11/1/12                                             Aaa             1,638,969
                 Nazareth, Area School Dist. G.O. Bonds,
                 Ser. A, FSA
      1,600,000  5s, 2/15/29                                                      Aaa             1,600,000
      1,525,000  5s, 2/15/28                                                      Aaa             1,548,622
      1,400,000  New Morgan, Indl. Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (New Morgan Landfill
                 Co., Inc.), 6 1/2s, 4/1/19                                       BB-             1,393,000
      2,980,000  Northampton Cnty., Gen. Purpose Auth.
                 Rev. Bonds (Cnty. Agreement), AMBAC, 5s,
                 10/1/18                                                          AAA             3,311,525
      2,750,000  PA Convention Ctr. Auth. Rev. Bonds,
                 Ser. A, 6 3/4s, 9/1/19                                           Baa2            2,818,750
                 PA Econ. Dev. Fin. Auth. Rev. Bonds
      4,000,000  (MacMillan Ltd. Partnership), 7.6s,
                 12/1/20                                                          Baa2            4,360,000
      1,000,000  (Amtrak), Ser. A , 6 1/4s, 11/1/31                               A3              1,036,250
      1,790,000  PA Econ. Dev. Fin. Auth. Resource Recvy.
                 Rev. Bonds (Colver), Ser. D, 7.15s,
                 12/1/18                                                          BBB-            1,846,600
      2,000,000  PA Econ. Dev. Fin. Auth. Solid Waste
                 Disp. Rev. Bonds (Procter & Gamble
                 Paper), 5 3/8s, 3/1/31                                           Aa3             2,095,000
                 PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds
      1,000,000  (Colver), Ser. D, 7 1/8s, 12/1/15                                BBB-            1,031,210
      2,300,000  (Northampton Generating), Ser. A, 6.6s,
                 1/1/19                                                           BBB-            2,328,750
        225,000  PA State Higher Ed. Fac. Auth. G.O.
                 Bonds (Allegheny), Ser. B, 6 1/8s,
                 11/1/13                                                          BBB+              228,089
                 PA State Higher Edl. Fac. Auth. Rev.
                 Bonds
      3,000,000  (Drexel U.), 5 1/2s, 5/1/12                                      A2              3,330,000
      1,000,000  (Widener U.), 5 1/4s, 7/15/24                                    BBB+            1,017,500
      1,250,000  (Assn. Indpt. Colleges U. Fin.), FGIC,
                 5s, 11/1/24                                                      Aaa             1,295,313
      1,485,000  (Philadelphia College of Osteopathic
                 Med.), 5s, 12/1/15                                               A               1,572,244
      1,155,000  (Philadelphia College of Osteopathic
                 Med.), 5s, 12/1/10                                               A               1,250,288
      3,280,000  PA State Pub. School Bldg. Auth.
                 (Northhampton Cnty.), Ser. B, AMBAC, 5s,
                 9/1/24                                                           AAA             3,403,000
      3,000,000  PA State Pub. School Bldg. Auth. Rev.
                 Bonds (Philadelphia School Dist.), 5
                 1/4s, 6/1/25                                                     Aaa             3,168,750
      1,000,000  PA State Tpk. Comm. Oil Franchise Tax
                 Rev. Bonds, Ser. B, MBIA, 5s, 12/1/24                            AAA             1,035,000
      2,000,000  Pennsbury, School Dist. G.O. Bonds, FSA,
                 5s, 8/1/25                                                       Aaa             2,062,500
      1,690,000  Philadelphia, Auth. for Indl. Dev. Rev.
                 Bonds, Ser. B, FSA, 5 1/4s, 10/1/11                              Aaa             1,907,588
                 Philadelphia, Gas Wks. Rev. Bonds
      2,600,000  Ser. 2nd, FSA, 5 1/2s, 7/1/16                                    Aaa             2,876,250
      2,000,000  Ser. 3rd, FSA, 5 1/8s, 8/1/31                                    Aaa             2,040,000
                 Philadelphia, Hosp. & Higher Ed. Fac.
                 Auth. Rev. Bonds
      2,429,365  (Graduate Hlth. Syst. Oblig. Group), 7
                 1/4s, 7/1/18 (In default) (NON)                                  D/P                 3,037
        717,891  (Graduate Hlth. Syst. Oblig. Group), 6
                 5/8s, 7/1/21 (In default) (NON)                                  D/P                   897
      1,600,000  (Jeanes Hlth. Syst.), 6.6s, 7/1/10                               Baa2            1,732,000
      1,585,000  (Cmnty. College of Philadelphia), AMBAC,
                 5 1/2s, 5/1/18                                                   Aaa             1,775,200
      2,220,000  Philadelphia, Indl. Dev. Auth. Arpt.
                 Rev. Bonds (Aero Philadelphia, LLC), 5
                 1/2s, 1/1/24                                                     BB/P            1,789,875
                 Philadelphia, School Dist. G.O. Bonds
      8,250,000  Ser. C, MBIA, 5 3/4s, 3/1/29                                     Aaa             9,466,871
      3,000,000  Ser. B, FGIC, 5 5/8s, 8/1/21                                     Aaa             3,292,500
      2,000,000  Ser. C, MBIA, 5 1/2s, 3/1/24                                     Aaa             2,270,000
      4,000,000  Philadelphia, Wtr. & Wastewtr. Rev.
                 Bonds, MBIA, 6 1/4s, 8/1/08                                      Aaa             4,550,000
      2,160,000  Pittsburgh, G.O. Bonds, AMBAC, 5 1/2s,
                 9/1/14                                                           Aaa             2,335,500
      1,885,000  Pittsburgh, Pub. Pkg. Auth. Rev. Bonds,
                 AMBAC, 5s, 12/1/12                                               Aaa             2,111,200
                 Pittsburgh, School Dist. G.O. Bonds
      2,500,000  Ser. A, FSA, 5 1/2s, 9/1/18                                      Aaa             2,909,375
      2,890,000  Ser. A, FSA, 5 1/2s, 9/1/16                                      Aaa             3,356,013
      3,300,000  Ser. A, FSA, 5 1/2s, 9/1/15                                      Aaa             3,828,000
        895,000  FSA, 5 3/8s, 9/1/15                                              Aaa             1,028,131
      1,500,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds
                 (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31                         A-              1,550,625
      1,500,000  Scranton, G.O. Bonds, Ser. C, 7.1s,
                 9/1/31                                                           AAA/P           1,871,250
      1,200,000  Washington Cnty., Hosp. Auth. Rev. Bonds
                 (WA Hosp.), AMBAC, 5 1/2s, 7/1/17                                Aaa             1,378,500
        275,000  Washington Cnty., Indl. Dev. Auth. Hlth.
                 Care Fac. Rev. Bonds (1st Mtg.
                 AHF/Central), 7 3/4s, 1/1/29                                     CCC               260,906
      1,500,000  West Cornwall, Tpk. Muni. Auth. Rev.
                 Bonds (Elizabethtown College), 6s,
                 12/15/27                                                         BBB+            1,561,875
      1,145,000  West Shore, Area Hosp. Auth. Rev. Bonds
                 (Holy Spirit Hosp.), 6 1/4s, 1/1/32                              BBB+            1,176,488
      3,000,000  Wilkes-Barre, School Dist. Rev. Bonds,
                 FGIC, 6 3/8s, 4/1/15                                             Aaa             3,012,480
      1,000,000  York Cnty., G.O. Bonds, AMBAC, 5s,
                 6/1/21                                                           Aaa             1,052,500
        590,000  York Cnty., Indl. Dev. Auth. 1st Mtge.
                 Hlth. Fac. Rev. Bonds (Rehab. Hosp. of
                 York), 7 1/2s, 9/1/07                                            AAA/P             640,150
      2,000,000  York Cnty., Indl. Dev. Auth. Rev. Bonds,
                 Ser. A, 5 1/2s, 9/1/20                                           Baa1            2,052,500
                                                                                              -------------
                                                                                                193,555,059
Puerto Rico (4.7%)
-----------------------------------------------------------------------------------------------------------
      1,800,000  Children's Trust Fund Tobacco Settlement
                 Rev. Bonds, 5 3/8s, 5/15/33                                      BBB             1,635,750
      2,500,000  Cmnwlth. of PR, G.O. Bonds (Pub. Impt.),
                 MBIA, 5 3/4s, 7/1/26                                             Aaa             2,871,875
      2,000,000  Cmnwlth. of PR, Muni. Fin. Agcy. G.O.
                 Bonds, Ser. A, FSA, 5 7/8s, 8/1/14                               Aaa             2,295,000
      1,000,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. JJ,
                 XLCA, 5 3/8s, 7/1/17                                             Aaa             1,153,750
      1,500,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3            1,606,875
        250,000  PR Ports Auth. Rev. Bonds (American
                 Airlines, Inc.), Ser. A, 6 1/4s, 6/1/26                          Caa2              160,000
                                                                                              -------------
                                                                                                  9,723,250
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                 Total Investments (cost $196,030,359) (b)                                     $203,278,309
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $205,390,715.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $196,025,085, resulting in gross unrealized appreciation and depreciation of $11,474,859 and $4,221,635, respectively, or net unrealized appreciation of $7,253,224.

(NON) Non-income-producing security.

      The rates shown on mandatory put bonds are the current interest rates at August 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The fund had the following industry group concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      Utilities        14.9%
      Health care      12.0
      Education        10.0

      The fund had the following insurance concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      MBIA             22.4%
      AMBAC            11.6

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004